8. REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
Revenue Tables Abstract
Revenue
	12.31.2018	12.31.2017	12.31.2016

Sales of energy to the Spot Market	12,229	8,869	5,097
Sales of energy by contract	10,483	4,304	4,623
Other sales	51	77	24
Generation subtotal	22,763	13,250	9,744

Energy sales	55,690	39,328	25,593
Right of use of poles	190	213	195
Connection and reconnection charges	74	62	38
Distribution subtotal	55,954	39,603	25,826

Oil, Gas and liquid sales	17,123	15,766	10,034
Other sales	138	929	247
Oil and gas subtotal	17,261	16,695	10,281

Administrative services sales	1,347	627	106
Other sales	7	8	4
Holding and others subtotal	1,354	635	110

Petrochemicals sales	12,748	11,825	5,301
Petrochemicals subtotal	12,748	11,825	5,301
Total revenue	110,080	82,008	51,262

Revenue is recognised:

1)	At a point in time, that is the effective delivery of the energy, the product or the provision of connection or reconnection services for a total amount of $ 95,844 million, $ 74,492 million and $ 46,939 million as of December 31, 2018, 2017 and 2016, respectively;
2)	Over time in case of power availability, technical assistance services and right to use poles for a total of $ 14,236 million, $ 7,516 million and $ 4,323 million as of December 31, 2018, 2017 and 2016, respectively.